Organization and Summary of Significant Accounting Policies - Accounts Receivable, net (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts	$ 0.7	$ 0.7	$ 0.2